Leases - Schedule Of Quantitative Information About Right-Of-Use Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 646	€ 50
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	94	17
Transponders [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	423	17
Ground segment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	128	15
Other fixtures and fittings, tools and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1	1
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	720	86
Gross carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	110	32
Gross carrying amount [member] | Transponders [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	455	27
Gross carrying amount [member] | Ground segment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	153	25
Gross carrying amount [member] | Other fixtures and fittings, tools and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2	2
Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(74)	(36)
Accumulated impairment [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(16)	(15)
Accumulated impairment [member] | Transponders [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(32)	(10)
Accumulated impairment [member] | Ground segment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(25)	(10)
Accumulated impairment [member] | Other fixtures and fittings, tools and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ (1)	€ (1)